FINANCIAL INSTRUMENTS (Details 26) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financials Instruments [Line items]
Trade and other current payables	$ 767,413	$ 827,118
Trade and other non-current payables	73,558	26,847
Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Short-term Debt	537,724	302,009
Non-current portion of non-current borrowings	1,135,979	697,509
Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Current bonds issued and current portion of non-current bonds issued	754,539	239,551
Non-current portion of non-current bonds issued	7,095,566	7,024,006
Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other current payables	69,947	46,174
Trade and other non-current payables	$ 793,463	$ 295,147
Property Plant And Equipment One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	85.805.200-9	85.805.200-9
Name of subsidiary	Forestal Arauco S.A.	Forestal Arauco S.A.
Name of the Country Bonds	U.F.
Description of functional currency		U.F.
Trade and other payables, undiscounted cash flows	$ 584
Trade and other current payables		$ 1,060
Trade and other non-current payables	$ 720	$ 1,276
Property Plant And Equipment Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	85.805.200-9	85.805.200-9
Name of subsidiary	Forestal Arauco S.A.	Forestal Arauco S.A.
Name of the Country Bonds	U.F.	U.F.
Trade and other current payables	$ 478	$ 282
Trade and other non-current payables	$ 8,499	$ 5,782
Property Plant And Equipment Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	85.805.200-9	85.805.200-9
Name of subsidiary	Forestal Arauco S.A.	Forestal Arauco S.A.
Name of the Country Bonds	U.S. dollar	U.S. dollar
Trade and other current payables	$ 240	$ 240
Trade and other non-current payables	$ 960	$ 1,200
Property Plant And Equipment Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	85.805.200-9	85.805.200-9
Name of subsidiary	Forestal Arauco S.A.	Forestal Arauco S.A.
Name of the Country Bonds	U.F.
Description of functional currency		U.F.
Trade and other current payables	$ 1,699	$ 242
Trade and other non-current payables	$ 8,680	$ 0
Property Plant And Equipment Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	85.805.200-9	85.805.200-9
Name of subsidiary	Forestal Arauco S.A.	Forestal Arauco S.A.
Name of the Country Bonds	Chilean pesos	U.F.
Trade and other current payables	$ 303	$ 385
Trade and other non-current payables	$ 1,272	$ 1,117
Property Plant And Equipment Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	0	85.805.200-9
Name of subsidiary	Arauco Argentina S.A.	Forestal Arauco S.A.
Name of the Country Bonds	U.S. dollar	Chilean pesos
Trade and other current payables	$ 585	$ 266
Trade and other non-current payables	$ 38	$ 594
Property Plant And Equipment Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	0	0
Name of subsidiary	Arauco Argentina S.A.	Arauco Argentina S.A.
Name of the Country Bonds	U.S. dollar	U.S. dollar
Trade and other current payables	$ 14	$ 461
Trade and other non-current payables	$ 0	$ 498
Property Plant And Equipment Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	0	0
Name of subsidiary	Arauco Argentina S.A.	Arauco Argentina S.A.
Name of the Country Bonds	U.S. dollar	U.S. dollar
Trade and other current payables	$ 669	$ 16
Trade and other non-current payables	$ 0	$ 0
Property Plant And Equipment Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	0	0
Name of subsidiary	Arauco Argentina S.A.	Arauco Argentina S.A.
Name of the Country Bonds	U.S. dollar	U.S. dollar
Trade and other current payables	$ 1,589	$ 1,003
Trade and other non-current payables	$ 663	$ 668
Property Plant And Equipment Ten [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	0	0
Name of subsidiary	Arauco Industria de Paineis S.A.	Arauco Argentina S.A.
Name of the Country Bonds	Brazilian real	U.S. dollar
Trade and other current payables	$ 17	$ 1,590
Trade and other non-current payables	$ 12	$ 750
Property Plant And Equipment Eleven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	0	0
Name of subsidiary	Arauco do Brasil S.A.	Novo Oeste Gestão de Ativos Florestais S.A.
Name of the Country Bonds	Brazilian real	Brazilian real
Trade and other current payables	$ 64	$ 8
Trade and other non-current payables	$ 0	$ 0
Property Plant And Equipment Twelve [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	0	0
Name of subsidiary	Arauco do Brasil S.A.	Novo Oeste Gestão de Ativos Florestais S.A.
Name of the Country Bonds	Brazilian real	Brazilian real
Trade and other current payables	$ 17	$ 4
Trade and other non-current payables	$ 0	$ 0
Property Plant And Equipment Thirteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	0	0
Name of subsidiary	Arauco Celulose do Brasil S.A.	Arauco Industria de Paineis S.A.
Name of the Country Bonds	Brazilian real
Description of functional currency		Brazilian real
Trade and other current payables	$ 30,118	$ 25
Trade and other non-current payables	$ 546,465	$ 0
Property Plant And Equipment Fourteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	0	0
Name of subsidiary	Arauco Celulose do Brasil S.A.	Arauco Industria de Paineis S.A.
Name of the Country Bonds	Brazilian real	Brazilian real
Trade and other current payables	$ 73	$ 17
Trade and other non-current payables	$ 85	$ 27
Property Plant And Equipment Fifteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	0	0
Name of subsidiary	Arauco Celulose do Brasil S.A.	Arauco Industria de Paineis S.A.
Name of the Country Bonds	Brazilian real	Brazilian real
Trade and other current payables	$ 51	$ 40
Trade and other non-current payables	$ 81	$ 9
Property Plant And Equipment Sixteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	0	0
Name of subsidiary	Mahal Empreendimentos e Participações S.A.	Arauco Forest Brasil S.A.
Name of the Country Bonds	Brazilian real	Brazilian real
Trade and other current payables	$ 2,679	$ 1
Trade and other non-current payables	$ 34,830	$ 0
Property Plant And Equipment Seventeen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	0
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Arauco Forest Brasil S.A.
Name of the Country Bonds	Brazilian real	Brazilian real
Trade and other current payables	$ 1,736	$ 4,854
Trade and other non-current payables	$ 6,941	$ 17,912
Property Plant And Equipment Eighteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	0
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Arauco Forest Brasil S.A.
Name of the Country Bonds	Brazilian real	Brazilian real
Trade and other current payables	$ 1,732	$ 552
Trade and other non-current payables	$ 7,437	$ 131
Property Plant And Equipment Nineteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	0
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Arauco Florestal Arapoti S.A.
Name of the Country Bonds	Brazilian real	Brazilian real
Trade and other current payables	$ 4,011	$ 181
Trade and other non-current payables	$ 72,647	$ 24
Property Plant And Equipment Twenty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	0
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Arauco do Brasil S.A.
Name of the Country Bonds	Brazilian real	Brazilian real
Trade and other current payables	$ 11,643	$ 209
Trade and other non-current payables	$ 23,132	$ 52
Property Plant And Equipment Twenty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	0
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Arauco do Brasil S.A.
Name of the Country Bonds	Brazilian real	Brazilian real
Trade and other current payables	$ 145	$ 74
Trade and other non-current payables	$ 117	$ 14
Property Plant And Equipment Twenty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	0	0
Name of subsidiary	Arauco North America, Inc.	Arauco do Brasil S.A.
Name of the Country Bonds	Brazilian real	Brazilian real
Trade and other current payables	$ 1,690	$ 38
Trade and other non-current payables	$ 3,343	$ 2
Property Plant And Equipment Twenty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	0	0
Name of subsidiary	Arauco Canada Limited	Arauco Celulose do Brasil S.A.
Name of the Country Bonds	Brazilian real	Brazilian real
Trade and other current payables	$ 70	$ 4,411
Trade and other non-current payables	$ 146	$ 61,380
Property Plant And Equipment Twenty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	0	0
Name of subsidiary	Arauco North America, Inc.	Mahal Empreendimentos e Participações S.A.
Name of the Country Bonds	Brazilian real	Brazilian real
Trade and other current payables	$ 825	$ 755
Trade and other non-current payables	$ 716	$ 492
Property Plant And Equipment Twenty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	0	0
Name of subsidiary	Celulosa y Energía Punta Pereira S.A.	Mahal Empreendimentos e Participações S.A.
Name of the Country Bonds	Brazilian real	Brazilian real
Trade and other current payables	$ 800	$ 2,381
Trade and other non-current payables	$ 9,257	$ 33,332
Property Plant And Equipment Twenty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	0	0
Name of subsidiary	Eufores S.A.	Mahal Empreendimentos e Participações S.A.
Name of the Country Bonds	Brazilian real	Brazilian real
Trade and other current payables	$ 4,029	$ 71
Trade and other non-current payables	$ 59,930	$ 0
Property Plant And Equipment Twenty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	0	93.458.000-1
Name of subsidiary	Eufores S.A.	Celulosa Arauco y Constitucion S.A.
Name of the Country Bonds	U.S. dollar	U.F.
Trade and other current payables	$ 1,223	$ 1,697
Trade and other non-current payables	$ 3,667	$ 8,486
Property Plant And Equipment Twenty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	0	93.458.000-1
Name of subsidiary	Eufores S.A.	Celulosa Arauco y Constitucion S.A.
Name of the Country Bonds	U.S. dollar	U.F.
Trade and other current payables	$ 195	$ 313
Trade and other non-current payables	$ 1,232	$ 257
Property Plant And Equipment Twenty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	96.510.970-6	93.458.000-1
Name of subsidiary	Maderas Arauco S.A.	Celulosa Arauco y Constitucion S.A.
Name of the Country Bonds	U.F.	Chilean pesos
Trade and other current payables	$ 28	$ 15
Trade and other non-current payables	$ 9	$ 0
Property Plant And Equipment Thirty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	0	93.458.000-1
Name of subsidiary	E2E SpA.	Celulosa Arauco y Constitucion S.A.
Name of the Country Bonds	Chilean pesos	U.S. dollar
Trade and other current payables	$ 428	$ 3,997
Trade and other non-current payables	$ 0	$ 76,658
Property Plant And Equipment Thirty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	0	93.458.000-1
Name of subsidiary	TecVerde Engenharia S.A.	Celulosa Arauco y Constitucion S.A.
Name of the Country Bonds	Brazilian real
Description of functional currency		Chilean pesos
Trade and other current payables	$ 0	$ 5,819
Trade and other non-current payables	$ 143	$ 0
Property Plant And Equipment Thirty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	0	0
Name of subsidiary	Arauco Europe Cooperatief U.A.	Arauco North America, Inc.
Name of the Country Bonds	Euros	U.S. dollar
Trade and other current payables	$ 31	$ 1,188
Trade and other non-current payables	$ 44	$ 4,241
Property Plant And Equipment Thirty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	0	0
Name of subsidiary	Arauco Europe Cooperatief U.A.	Arauco North America, Inc.
Name of the Country Bonds	Euros	U.S. dollar
Trade and other current payables	$ 75	$ 713
Trade and other non-current payables	$ 19	$ 893
Property Plant And Equipment Thirty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	0	0
Name of subsidiary	Araucomex S.A. de C.V.	Arauco Canada Limited
Name of the Country Bonds	Mexican pesos	Canadian dollar
Trade and other current payables	$ 1,724	$ 27
Trade and other non-current payables	$ 1,215	$ 0
Property Plant And Equipment Thirty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	0	0
Name of subsidiary	Araucomex S.A. de C.V.	Celulosa y Energía Punta Pereira S.A.
Name of the Country Bonds	U.S. dollar	U.S. dollar
Trade and other current payables	$ 90	$ 958
Trade and other non-current payables	$ 624	$ 10,055
Property Plant And Equipment Thirty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	0	0
Name of subsidiary	Arauco Industria de México, S.A. de C.V.	Eufores S.A.
Name of the Country Bonds	Mexican pesos	U.S. dollar
Trade and other current payables	$ 105	$ 3,901
Trade and other non-current payables	$ 103	$ 62,400
Property Plant And Equipment Thirty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	0
Name of subsidiary	Arauco Industria de México, S.A. de C.V.	Eufores S.A.
Name of the Country Bonds	Mexican pesos	U.S. dollar
Trade and other current payables	$ 141	$ 1,223
Trade and other non-current payables	$ 410	$ 4,888
Property Plant And Equipment Thirty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	0	0
Name of subsidiary	Arauco Industria de México, S.A. de C.V.	Eufores S.A.
Name of the Country Bonds	Mexican pesos	U.S. dollar
Trade and other current payables	$ 5	$ 158
Trade and other non-current payables	$ 0	$ 49
Property Plant And Equipment Thirty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	0	96.510.970-6
Name of subsidiary	Arauco Industria de México, S.A. de C.V.	Maderas Arauco S.A.
Name of the Country Bonds	Mexican pesos	Chilean pesos
Trade and other current payables	$ 7	$ 4,851
Trade and other non-current payables	$ 4	$ 0
Property Plant And Equipment Forty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	0	96.510.970-6
Name of subsidiary	Araucomex Servicios S.A. de C.V.	Maderas Arauco S.A.
Name of the Country Bonds	Mexican pesos	U.F.
Trade and other current payables	$ 29	$ 105
Trade and other non-current payables	$ 22	$ 37
Property Plant And Equipment Forty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	79.990.550-7	0
Name of subsidiary	Investigaciones Forestales Bioforest SpA.	Arauco Europe Cooperatief U.A.
Name of the Country Bonds	U.F.	Euros
Trade and other current payables	$ 5	$ 25
Trade and other non-current payables	$ 0	$ 33
Property Plant And Equipment Forty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		0
Name of subsidiary		Arauco Europe Cooperatief U.A.
Name of the Country Bonds		Euros
Trade and other current payables		$ 72
Trade and other non-current payables		$ 90
Property Plant And Equipment Forty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		0
Name of subsidiary		Araucomex S.A. de C.V.
Name of the Country Bonds		Mexican pesos
Trade and other current payables		$ 1,582
Trade and other non-current payables		$ 1,620
Property Plant And Equipment Forty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		0
Name of subsidiary		Araucomex S.A. de C.V.
Name of the Country Bonds		U.S. dollar
Trade and other current payables		$ 97
Trade and other non-current payables		$ 0
Property Plant And Equipment Forty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		0
Name of subsidiary		Arauco Industria de México, S.A. de C.V.
Name of the Country Bonds		Mexican pesos
Trade and other current payables		$ 70
Trade and other non-current payables		$ 113
Property Plant And Equipment Forty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		0
Name of subsidiary		Arauco Industria de México, S.A. de C.V.
Name of the Country Bonds		U.S. dollar
Trade and other current payables		$ 105
Trade and other non-current payables		$ 0
Property Plant And Equipment Forty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		0
Name of subsidiary		Arauco Industria de México, S.A. de C.V.
Description of functional currency		Mexican pesos
Trade and other current payables		$ 22
Trade and other non-current payables		$ 0
Property Plant And Equipment Forty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		0
Name of subsidiary		Arauco Industria de México, S.A. de C.V.
Name of the Country Bonds		Mexican pesos
Trade and other current payables		$ 4
Trade and other non-current payables		$ 5
Property Plant And Equipment Forty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		0
Name of subsidiary		Arauco Industria de México, S.A. de C.V.
Name of the Country Bonds		Mexican pesos
Trade and other current payables		$ 6
Trade and other non-current payables		$ 11
Property Plant And Equipment Fifty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		0
Name of subsidiary		Araucomex Servicios S.A. de C.V.
Description of functional currency		Mexican pesos
Trade and other current payables		$ 23
Trade and other non-current payables		$ 46
Property Plant And Equipment Fifty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		96.637.330-K
Name of subsidiary		Servicios Logisticos Arauco S.A.
Name of the Country Bonds		U.F.
Trade and other current payables		$ 16
Trade and other non-current payables		$ 0
Property Plant And Equipment Fifty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID		79.990.550-7
Name of subsidiary		Investigaciones Forestales Bioforest S.A.
Name of the Country Bonds		U.F.
Trade and other current payables		$ 21
Trade and other non-current payables		$ 5
Bank Borrowings One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	93.458.000-1
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Celulosa Arauco y Constitución S.A.
Description of functional currency	U.S. dollar	Euros
Short-term Debt	$ 19,715	$ 71,000
Non-current portion of non-current borrowings	$ 313,245	$ 390,298
Borrowings, interest rate	7.09%	1.10%
Borrowings, Nominal interest rate	7.05%	1.06%
Bank Borrowings Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	93.458.000-1
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Celulosa Arauco y Constitución S.A.
Description of functional currency	U.S. dollar	U.S. dollar
Short-term Debt	$ 15,037	$ 60,259
Non-current portion of non-current borrowings	$ 227,465	$ 0
Borrowings, interest rate	6.63%	5.17%
Borrowings, Nominal interest rate	6.60%	5.17%
Bank Borrowings Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	0
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Zona Franca Punta Pereira S.A.
Description of functional currency	U.S. dollar	U.S. dollar
Short-term Debt	$ 70,316	$ 2,212
Non-current portion of non-current borrowings	$ 0	$ 0
Borrowings, interest rate	5.72%	5.89%
Borrowings, Nominal interest rate	5.72%	2.05%
Bank Borrowings Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	0
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Zona Franca Punta Pereira S.A.
Description of functional currency	Euros	U.S. dollar
Short-term Debt	$ 76,690	$ 5,122
Non-current portion of non-current borrowings	$ 371,725	$ 0
Borrowings, interest rate	1.10%	4.95%
Borrowings, Nominal interest rate	1.06%	4.95%
Bank Borrowings Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	0	0
Name of subsidiary	TecVerde Engenharia S.A.	Celulosa y Energia Punta Pereira S.A.
Description of functional currency	Brazilian real	U.S. dollar
Short-term Debt	$ 1,722	$ 8,812
Non-current portion of non-current borrowings	$ 0	$ 0
Borrowings, interest rate	9.00%	5.89%
Borrowings, Nominal interest rate	4.63%	2.05%
Bank Borrowings Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	0	0
Name of subsidiary	TecVerde Engenharia S.A.	Celulosa y Energia Punta Pereira S.A.
Description of functional currency	Brazilian real	U.S. dollar
Short-term Debt	$ 64	$ 24,459
Non-current portion of non-current borrowings	$ 267	$ 0
Borrowings, interest rate	6.00%	3.20%
Borrowings, Nominal interest rate	5.10%	3.20%
Bank Borrowings Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	0	0
Name of subsidiary	Zona Franca Punta Pereira S.A.	Eufores S.A.
Description of functional currency	U.S. dollar	U.S. dollar
Short-term Debt	$ 7,678	$ 27,688
Non-current portion of non-current borrowings	$ 0	$ 0
Borrowings, interest rate	4.76%	1.40%
Borrowings, Nominal interest rate	4.76%	1.40%
Bank Borrowings Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	0	0
Name of subsidiary	Stora Enso Uruguay S.A.	Stora Enso Uruguay S.A.
Description of functional currency	U.S. dollar	U.S. dollar
Short-term Debt	$ 2,559	$ 2,517
Non-current portion of non-current borrowings	$ 0	$ 0
Borrowings, interest rate	4.76%	1.40%
Borrowings, Nominal interest rate	4.76%	1.40%
Bank Borrowings Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	0	0
Name of subsidiary	Eufores S.A.	Zona Franca Punta Pereira S.A.
Description of functional currency	U.S. dollar	U.S. dollar
Short-term Debt	$ 28,153	$ 7,551
Non-current portion of non-current borrowings	$ 0	$ 0
Borrowings, interest rate	4.76%	1.40%
Borrowings, Nominal interest rate	4.76%	1.40%
Bank Borrowings Ten [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	0	0
Name of subsidiary	Eufores S.A.	Eufores S.A.
Description of functional currency	U.S. dollar	U.S. dollar
Short-term Debt	$ 17,989	$ 15,382
Non-current portion of non-current borrowings	$ 0	$ 0
Borrowings, interest rate	5.60%	5.17%
Borrowings, Nominal interest rate	5.60%	5.165%
Bank Borrowings Eleven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	0	0
Name of subsidiary	Eufores S.A.	Eufores S.A.
Description of functional currency	U.S. dollar	U.S. dollar
Short-term Debt	$ 7,713	$ 21,382
Non-current portion of non-current borrowings	$ 0	$ 0
Borrowings, interest rate	5.75%	5.12%
Borrowings, Nominal interest rate	5.75%	5.12%
Bank Borrowings Twelve [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	0	0
Name of subsidiary	Eufores S.A.	Arauco Forest Brasil S.A.
Description of functional currency	U.S. dollar	Brazilian real
Short-term Debt	$ 2,569	$ 5,656
Non-current portion of non-current borrowings	$ 0	$ 53,844
Borrowings, interest rate	5.65%	15.30%
Borrowings, Nominal interest rate	5.65%	1.65%
Bank Borrowings Thirteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	0	0
Name of subsidiary	Eufores S.A.	Mahal Empreendimentos e Participações S.A.
Description of functional currency	U.S. dollar	Brazilian real
Short-term Debt	$ 28,262	$ 4,209
Non-current portion of non-current borrowings	$ 0	$ 36,120
Borrowings, interest rate	5.70%	15.20%
Borrowings, Nominal interest rate	5.70%	1.55%
Bank Borrowings Fourteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	0	0
Name of subsidiary	Arauco Forest Brasil S.A.	Arauco North America, Inc.
Description of functional currency	Brazilian real	U.S. dollar
Short-term Debt	$ 5,414	$ 45,760
Non-current portion of non-current borrowings	$ 50,654	$ 217,247
Borrowings, interest rate	13.30%	4.23%
Borrowings, Nominal interest rate	1.65%	1.65%
Bank Borrowings Fifteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	0
Name of subsidiary	Arauco do Brasil S.A.
Description of functional currency	Brazilian real
Short-term Debt	$ 68
Non-current portion of non-current borrowings	$ 618
Borrowings, interest rate	13.40%
Borrowings, Nominal interest rate	1.75%
Bank Borrowings Sixteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	0
Name of subsidiary	Arauco Celulose do Brasil S.A.
Description of functional currency	Brazilian real
Short-term Debt	$ 9,481
Non-current portion of non-current borrowings	$ 86,416
Borrowings, interest rate	13.27%
Borrowings, Nominal interest rate	1.62%
Bank Borrowings Seventeen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	0
Name of subsidiary	Arauco Celulose do Brasil S.A.
Description of functional currency	Brazilian real
Short-term Debt	$ 6,713
Non-current portion of non-current borrowings	$ 61,650
Borrowings, interest rate	13.21%
Borrowings, Nominal interest rate	1.56%
Bank Borrowings Eighteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	0
Name of subsidiary	Arauco Celulose do Brasil S.A.
Description of functional currency	Brazilian real
Short-term Debt	$ 13,988
Non-current portion of non-current borrowings	$ 23,939
Borrowings, interest rate	13.20%
Borrowings, Nominal interest rate	1.55%
Bank Borrowings Nineteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	0
Name of subsidiary	Arauco Argentina S.A.
Description of functional currency	Brazilian real
Short-term Debt	$ 585
Non-current portion of non-current borrowings	$ 0
Borrowings, interest rate	14.50%
Borrowings, Nominal interest rate	14.50%
Bank Borrowings Twenty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	0
Name of subsidiary	Arauco Argentina S.A.
Description of functional currency	U.S. dollar
Short-term Debt	$ 602
Non-current portion of non-current borrowings	$ 0
Borrowings, interest rate	15.00%
Borrowings, Nominal interest rate	15.00%
Bank Borrowings Twenty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	0
Name of subsidiary	Arauco Argentina S.A.
Description of functional currency	U.S. dollar
Short-term Debt	$ 1,842
Non-current portion of non-current borrowings	$ 0
Borrowings, interest rate	15.50%
Borrowings, Nominal interest rate	15.50%
Bank Borrowings Twenty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	0
Name of subsidiary	Arauco Argentina S.A.
Description of functional currency	U.S. dollar
Short-term Debt	$ 953
Non-current portion of non-current borrowings	$ 0
Borrowings, interest rate	15.50%
Borrowings, Nominal interest rate	15.50%
Bank Borrowings Twenty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	0
Name of subsidiary	Arauco Argentina S.A.
Description of functional currency	U.S. dollar
Short-term Debt	$ 1,192
Non-current portion of non-current borrowings	$ 0
Borrowings, interest rate	15.60%
Borrowings, Nominal interest rate	15.60%
Bank Borrowings Twenty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	0
Name of subsidiary	Arauco Argentina S.A.
Description of functional currency	U.S. dollar
Short-term Debt	$ 608
Non-current portion of non-current borrowings	$ 0
Borrowings, interest rate	16.00%
Borrowings, Nominal interest rate	16.00%
Bank Borrowings Twenty Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	0
Name of subsidiary	Arauco North America, Inc.
Description of functional currency	U.S. dollar
Short-term Debt	$ 217,811
Non-current portion of non-current borrowings	$ 0
Borrowings, interest rate	7.36%
Borrowings, Nominal interest rate	1.90%
Bonds Issued One [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	93.458.000-1
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Celulosa Arauco y Constitución S.A.
Description of functional currency	U.F.	U.F.
Borrowings, interest rate	4.26%	4.25%
Borrowings, Nominal interest rate	4.21%	4.25%
Current bonds issued and current portion of non-current bonds issued	$ 23,465	$ 23,934
Non-current portion of non-current bonds issued	$ 105,406	$ 127,135
Bonds Issued Two [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	93.458.000-1
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Celulosa Arauco y Constitución S.A.
Description of functional currency	U.F.	U.F.
Borrowings, interest rate	4.24%	4.24%
Borrowings, Nominal interest rate	4.21%	4.25%
Current bonds issued and current portion of non-current bonds issued	$ 9,386	$ 9,573
Non-current portion of non-current bonds issued	$ 42,162	$ 50,855
Bonds Issued Three [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	93.458.000-1
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Celulosa Arauco y Constitución S.A.
Description of functional currency	U.F.	U.F.
Borrowings, interest rate	3.96%	3.95%
Borrowings, Nominal interest rate	3.96%	4.00%
Current bonds issued and current portion of non-current bonds issued	$ 25,444	$ 25,840
Non-current portion of non-current bonds issued	$ 176,611	$ 199,337
Bonds Issued Four [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	93.458.000-1
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Celulosa Arauco y Constitución S.A.
Description of functional currency	U.F.	U.F.
Borrowings, interest rate	3.57%	3.56%
Borrowings, Nominal interest rate	3.57%	3.60%
Current bonds issued and current portion of non-current bonds issued	$ 7,417	$ 7,317
Non-current portion of non-current bonds issued	$ 285,728	$ 289,199
Bonds Issued Five [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	93.458.000-1
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Celulosa Arauco y Constitución S.A.
Description of functional currency	U.F.	U.F.
Borrowings, interest rate	2.43%	2.43%
Borrowings, Nominal interest rate	2.39%	2.40%
Current bonds issued and current portion of non-current bonds issued	$ 4,959	$ 4,892
Non-current portion of non-current bonds issued	$ 217,770	$ 219,731
Bonds Issued Six [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	93.458.000-1
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Celulosa Arauco y Constitución S.A.
Description of functional currency	U.F.	U.F.
Borrowings, interest rate	2.12%	2.11%
Borrowings, Nominal interest rate	2.09%	2.10%
Current bonds issued and current portion of non-current bonds issued	$ 2,605	$ 2,570
Non-current portion of non-current bonds issued	$ 135,132	$ 135,883
Bonds Issued Seven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	93.458.000-1
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Celulosa Arauco y Constitución S.A.
Description of functional currency	U.F.	U.F.
Borrowings, interest rate	2.70%	2.68%
Borrowings, Nominal interest rate	2.68%	2.70%
Current bonds issued and current portion of non-current bonds issued	$ 6,132	$ 6,050
Non-current portion of non-current bonds issued	$ 345,146	$ 346,553
Bonds Issued Eight [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	93.458.000-1
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Celulosa Arauco y Constitución S.A.
Description of functional currency	U.F.	U.S. dollar
Borrowings, interest rate	3.10%	4.51%
Borrowings, Nominal interest rate	3.08%	4.50%
Current bonds issued and current portion of non-current bonds issued	$ 2,558	$ 22,500
Non-current portion of non-current bonds issued	$ 102,325	$ 522,500
Bonds Issued Nine [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	93.458.000-1
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Celulosa Arauco y Constitución S.A.
Description of functional currency	U.F.	U.S. dollar
Borrowings, interest rate	3.18%	3.89%
Borrowings, Nominal interest rate	3.17%	3.88%
Current bonds issued and current portion of non-current bonds issued	$ 6,599	$ 19,375
Non-current portion of non-current bonds issued	$ 329,932	$ 567,813
Bonds Issued Ten [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	93.458.000-1
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Celulosa Arauco y Constitución S.A.
Description of functional currency	U.F.	U.S. dollar
Borrowings, interest rate	3.19%	5.50%
Borrowings, Nominal interest rate	3.17%	5.50%
Current bonds issued and current portion of non-current bonds issued	$ 6,599	$ 22,000
Non-current portion of non-current bonds issued	$ 349,729	$ 928,000
Bonds Issued Eleven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	93.458.000-1
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Celulosa Arauco y Constitución S.A.
Description of functional currency	U.S. dollar	U.S. dollar
Borrowings, interest rate	4.52%	4.26%
Borrowings, Nominal interest rate	4.50%	4.25%
Current bonds issued and current portion of non-current bonds issued	$ 522,500	$ 21,250
Non-current portion of non-current bonds issued	$ 0	$ 616,875
Bonds Issued Twelve [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	93.458.000-1
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Celulosa Arauco y Constitución S.A.
Description of functional currency	U.S. dollar	U.S. dollar
Borrowings, interest rate	3.90%	5.50%
Borrowings, Nominal interest rate	3.88%	5.50%
Current bonds issued and current portion of non-current bonds issued	$ 19,375	$ 27,500
Non-current portion of non-current bonds issued	$ 558,125	$ 1,201,250
Bonds Issued Thirteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	93.458.000-1
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Celulosa Arauco y Constitución S.A.
Description of functional currency	U.S. dollar	U.S. dollar
Borrowings, interest rate	5.50%	4.20%
Borrowings, Nominal interest rate	5.50%	4.20%
Current bonds issued and current portion of non-current bonds issued	$ 22,000	$ 21,000
Non-current portion of non-current bonds issued	$ 906,000	$ 636,500
Bonds Issued fourteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1	93.458.000-1
Name of subsidiary	Celulosa Arauco y Constitución S.A.	Celulosa Arauco y Constitución S.A.
Description of functional currency	U.S. dollar	U.S. dollar
Borrowings, interest rate	4.27%	5.16%
Borrowings, Nominal interest rate	4.25%	5.15%
Current bonds issued and current portion of non-current bonds issued	$ 21,250	$ 25,750
Non-current portion of non-current bonds issued	$ 595,625	1,182,375
Bonds Issued fifteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1
Name of subsidiary	Celulosa Arauco y Constitución S.A.
Description of functional currency	U.S. dollar
Borrowings, interest rate	5.51%
Borrowings, Nominal interest rate	5.50%
Current bonds issued and current portion of non-current bonds issued	$ 27,500
Non-current portion of non-current bonds issued	$ 1,173,750
Bonds Issued Sixteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1
Name of subsidiary	Celulosa Arauco y Constitución S.A.
Description of functional currency	U.S. dollar
Borrowings, interest rate	4.21%
Borrowings, Nominal interest rate	4.20%
Current bonds issued and current portion of non-current bonds issued	$ 21,000
Non-current portion of non-current bonds issued	$ 615,500
Bonds Issued Seventeen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Subsidiary Tax ID	93.458.000-1
Name of subsidiary	Celulosa Arauco y Constitución S.A.
Description of functional currency	U.S. dollar
Borrowings, interest rate	5.16%
Borrowings, Nominal interest rate	5.15%
Current bonds issued and current portion of non-current bonds issued	$ 25,750
Non-current portion of non-current bonds issued	1,156,625
Not later than three months [member]
Disclosure Of Financials Instruments [Line items]
Short-term Debt	86,243	109,889
Trade and other current payables	750,968	809,813
Not later than three months [member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	79,443	93,194
Not later than three months [member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	34,625	34,625
Not later than three months [member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	22,634	13,193
Not later than three months [member] | Property Plant And Equipment One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		421
Trade and other payables, undiscounted cash flows	176
Not later than three months [member] | Property Plant And Equipment Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	478	282
Not later than three months [member] | Property Plant And Equipment Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	60	60
Not later than three months [member] | Property Plant And Equipment Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		242
Trade and other payables, undiscounted cash flows	510
Not later than three months [member] | Property Plant And Equipment Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	101	96
Not later than three months [member] | Property Plant And Equipment Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	146	97
Not later than three months [member] | Property Plant And Equipment Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	5	116
Not later than three months [member] | Property Plant And Equipment Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	251	6
Not later than three months [member] | Property Plant And Equipment Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	585	251
Not later than three months [member] | Property Plant And Equipment Ten [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	4	429
Not later than three months [member] | Property Plant And Equipment Eleven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	56	5
Not later than three months [member] | Property Plant And Equipment Twelve [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	11	1
Not later than three months [member] | Property Plant And Equipment Thirteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		9
Trade and other payables, undiscounted cash flows	11,308
Not later than three months [member] | Property Plant And Equipment Fourteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	18	5
Not later than three months [member] | Property Plant And Equipment Fifteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	13	10
Not later than three months [member] | Property Plant And Equipment Sixteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,106	1
Not later than three months [member] | Property Plant And Equipment Seventeen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	434	1,569
Not later than three months [member] | Property Plant And Equipment Eighteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	433	147
Not later than three months [member] | Property Plant And Equipment Nineteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,003	92
Not later than three months [member] | Property Plant And Equipment Twenty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	2,911	52
Not later than three months [member] | Property Plant And Equipment Twenty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	42	21
Not later than three months [member] | Property Plant And Equipment Twenty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	481	18
Not later than three months [member] | Property Plant And Equipment Twenty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	17	381
Not later than three months [member] | Property Plant And Equipment Twenty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	199	203
Not later than three months [member] | Property Plant And Equipment Twenty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	240	0
Not later than three months [member] | Property Plant And Equipment Twenty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,008	18
Not later than three months [member] | Property Plant And Equipment Twenty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	306	424
Not later than three months [member] | Property Plant And Equipment Twenty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	87	139
Not later than three months [member] | Property Plant And Equipment Twenty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	9	15
Not later than three months [member] | Property Plant And Equipment Thirty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	107	999
Not later than three months [member] | Property Plant And Equipment Thirty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		2,866
Trade and other payables, undiscounted cash flows	0
Not later than three months [member] | Property Plant And Equipment Thirty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	8	336
Not later than three months [member] | Property Plant And Equipment Thirty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	19	173
Not later than three months [member] | Property Plant And Equipment Thirty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	421	4
Not later than three months [member] | Property Plant And Equipment Thirty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	9	239
Not later than three months [member] | Property Plant And Equipment Thirty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	25	975
Not later than three months [member] | Property Plant And Equipment Thirty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	34	306
Not later than three months [member] | Property Plant And Equipment Thirty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1	70
Not later than three months [member] | Property Plant And Equipment Thirty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	2	1,400
Not later than three months [member] | Property Plant And Equipment Forty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	7	63
Not later than three months [member] | Property Plant And Equipment Forty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	3	7
Not later than three months [member] | Property Plant And Equipment Forty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows		18
Not later than three months [member] | Property Plant And Equipment Forty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows		456
Not later than three months [member] | Property Plant And Equipment Forty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows		29
Not later than three months [member] | Property Plant And Equipment Forty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows		17
Not later than three months [member] | Property Plant And Equipment Forty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows		79
Not later than three months [member] | Property Plant And Equipment Forty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		13
Not later than three months [member] | Property Plant And Equipment Forty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows		1
Not later than three months [member] | Property Plant And Equipment Forty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows		1
Not later than three months [member] | Property Plant And Equipment Fifty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		6
Not later than three months [member] | Property Plant And Equipment Fifty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows		16
Not later than three months [member] | Property Plant And Equipment Fifty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows		9
Not later than three months [member] | Bank Borrowings One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Not later than three months [member] | Bank Borrowings Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	60,259
Not later than three months [member] | Bank Borrowings Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	70,316	1,138
Not later than three months [member] | Bank Borrowings Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Not later than three months [member] | Bank Borrowings Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	4,512
Not later than three months [member] | Bank Borrowings Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	30	24,459
Not later than three months [member] | Bank Borrowings Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Not later than three months [member] | Bank Borrowings Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Not later than three months [member] | Bank Borrowings Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Not later than three months [member] | Bank Borrowings Ten [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Not later than three months [member] | Bank Borrowings Eleven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Not later than three months [member] | Bank Borrowings Twelve [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	2,826
Not later than three months [member] | Bank Borrowings Thirteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Not later than three months [member] | Bank Borrowings Fourteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	2,773	0
Not later than three months [member] | Bank Borrowings Fifteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	34
Not later than three months [member] | Bank Borrowings Sixteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	4,729
Not later than three months [member] | Bank Borrowings Seventeen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0
Not later than three months [member] | Bank Borrowings Eighteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0
Not later than three months [member] | Bank Borrowings Nineteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0
Not later than three months [member] | Bank Borrowings Twenty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0
Not later than three months [member] | Bank Borrowings Twenty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0
Not later than three months [member] | Bank Borrowings Twenty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	953
Not later than three months [member] | Bank Borrowings Twenty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0
Not later than three months [member] | Bank Borrowings Twenty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	608
Not later than three months [member] | Bank Borrowings Twenty Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0
Not later than three months [member] | Bonds Issued One [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Not later than three months [member] | Bonds Issued Two [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Not later than three months [member] | Bonds Issued Three [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Not later than three months [member] | Bonds Issued Four [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Not later than three months [member] | Bonds Issued Five [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Not later than three months [member] | Bonds Issued Six [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Not later than three months [member] | Bonds Issued Seven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Not later than three months [member] | Bonds Issued Eight [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	11,250
Not later than three months [member] | Bonds Issued Nine [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Not later than three months [member] | Bonds Issued Ten [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Not later than three months [member] | Bonds Issued Eleven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	11,250	0
Not later than three months [member] | Bonds Issued Twelve [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Not later than three months [member] | Bonds Issued Thirteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	10,500
Not later than three months [member] | Bonds Issued fourteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	12,875
Not later than three months [member] | Bonds Issued fifteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0
Not later than three months [member] | Bonds Issued Sixteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	10,500
Not later than three months [member] | Bonds Issued Seventeen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	12,875
Later than three months and not later than one year [member]
Disclosure Of Financials Instruments [Line items]
Short-term Debt	388,779	167,905
Trade and other current payables	16,445	17,305
Later than three months and not later than one year [member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	458,281	208,815
Later than three months and not later than one year [member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	719,914	204,926
Later than three months and not later than one year [member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	47,313	32,981
Later than three months and not later than one year [member] | Property Plant And Equipment One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		639
Trade and other payables, undiscounted cash flows	408
Later than three months and not later than one year [member] | Property Plant And Equipment Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than three months and not later than one year [member] | Property Plant And Equipment Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	180	180
Later than three months and not later than one year [member] | Property Plant And Equipment Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Trade and other payables, undiscounted cash flows	1,189
Later than three months and not later than one year [member] | Property Plant And Equipment Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	202	289
Later than three months and not later than one year [member] | Property Plant And Equipment Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	439	169
Later than three months and not later than one year [member] | Property Plant And Equipment Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	9	345
Later than three months and not later than one year [member] | Property Plant And Equipment Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	418	10
Later than three months and not later than one year [member] | Property Plant And Equipment Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,004	752
Later than three months and not later than one year [member] | Property Plant And Equipment Ten [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	13	1,161
Later than three months and not later than one year [member] | Property Plant And Equipment Eleven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	8	3
Later than three months and not later than one year [member] | Property Plant And Equipment Twelve [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	6	3
Later than three months and not later than one year [member] | Property Plant And Equipment Thirteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		16
Trade and other payables, undiscounted cash flows	18,810
Later than three months and not later than one year [member] | Property Plant And Equipment Fourteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	55	12
Later than three months and not later than one year [member] | Property Plant And Equipment Fifteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	38	30
Later than three months and not later than one year [member] | Property Plant And Equipment Sixteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,573	0
Later than three months and not later than one year [member] | Property Plant And Equipment Seventeen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,302	3,285
Later than three months and not later than one year [member] | Property Plant And Equipment Eighteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,299	405
Later than three months and not later than one year [member] | Property Plant And Equipment Nineteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	3,008	89
Later than three months and not later than one year [member] | Property Plant And Equipment Twenty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	8,732	157
Later than three months and not later than one year [member] | Property Plant And Equipment Twenty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	103	53
Later than three months and not later than one year [member] | Property Plant And Equipment Twenty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,209	20
Later than three months and not later than one year [member] | Property Plant And Equipment Twenty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	53	4,030
Later than three months and not later than one year [member] | Property Plant And Equipment Twenty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	626	552
Later than three months and not later than one year [member] | Property Plant And Equipment Twenty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	560	2,381
Later than three months and not later than one year [member] | Property Plant And Equipment Twenty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	3,021	53
Later than three months and not later than one year [member] | Property Plant And Equipment Twenty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	917	1,273
Later than three months and not later than one year [member] | Property Plant And Equipment Twenty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	108	174
Later than three months and not later than one year [member] | Property Plant And Equipment Twenty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	19	0
Later than three months and not later than one year [member] | Property Plant And Equipment Thirty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	321	2,998
Later than three months and not later than one year [member] | Property Plant And Equipment Thirty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		2,953
Trade and other payables, undiscounted cash flows	0
Later than three months and not later than one year [member] | Property Plant And Equipment Thirty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	23	852
Later than three months and not later than one year [member] | Property Plant And Equipment Thirty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	56	540
Later than three months and not later than one year [member] | Property Plant And Equipment Thirty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,303	23
Later than three months and not later than one year [member] | Property Plant And Equipment Thirty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	81	719
Later than three months and not later than one year [member] | Property Plant And Equipment Thirty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	80	2,926
Later than three months and not later than one year [member] | Property Plant And Equipment Thirty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	107	917
Later than three months and not later than one year [member] | Property Plant And Equipment Thirty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	4	88
Later than three months and not later than one year [member] | Property Plant And Equipment Thirty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	5	3,451
Later than three months and not later than one year [member] | Property Plant And Equipment Forty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	22	42
Later than three months and not later than one year [member] | Property Plant And Equipment Forty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	2	18
Later than three months and not later than one year [member] | Property Plant And Equipment Forty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows		54
Later than three months and not later than one year [member] | Property Plant And Equipment Forty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows		1,126
Later than three months and not later than one year [member] | Property Plant And Equipment Forty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows		68
Later than three months and not later than one year [member] | Property Plant And Equipment Forty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows		53
Later than three months and not later than one year [member] | Property Plant And Equipment Forty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows		26
Later than three months and not later than one year [member] | Property Plant And Equipment Forty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		9
Later than three months and not later than one year [member] | Property Plant And Equipment Forty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows		3
Later than three months and not later than one year [member] | Property Plant And Equipment Forty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows		5
Later than three months and not later than one year [member] | Property Plant And Equipment Fifty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		17
Later than three months and not later than one year [member] | Property Plant And Equipment Fifty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows		0
Later than three months and not later than one year [member] | Property Plant And Equipment Fifty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows		12
Later than three months and not later than one year [member] | Bank Borrowings One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	19,715	71,000
Later than three months and not later than one year [member] | Bank Borrowings Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	15,037	0
Later than three months and not later than one year [member] | Bank Borrowings Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	1,074
Later than three months and not later than one year [member] | Bank Borrowings Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	76,690	5,122
Later than three months and not later than one year [member] | Bank Borrowings Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	1,722	4,300
Later than three months and not later than one year [member] | Bank Borrowings Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	34	0
Later than three months and not later than one year [member] | Bank Borrowings Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	7,678	27,688
Later than three months and not later than one year [member] | Bank Borrowings Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	2,559	2,517
Later than three months and not later than one year [member] | Bank Borrowings Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	28,153	7,551
Later than three months and not later than one year [member] | Bank Borrowings Ten [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	17,989	15,382
Later than three months and not later than one year [member] | Bank Borrowings Eleven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	7,713	21,382
Later than three months and not later than one year [member] | Bank Borrowings Twelve [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	2,569	2,830
Later than three months and not later than one year [member] | Bank Borrowings Thirteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	28,262	4,209
Later than three months and not later than one year [member] | Bank Borrowings Fourteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	2,641	45,760
Later than three months and not later than one year [member] | Bank Borrowings Fifteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	34
Later than three months and not later than one year [member] | Bank Borrowings Sixteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	4,752
Later than three months and not later than one year [member] | Bank Borrowings Seventeen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	6,713
Later than three months and not later than one year [member] | Bank Borrowings Eighteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	13,988
Later than three months and not later than one year [member] | Bank Borrowings Nineteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	585
Later than three months and not later than one year [member] | Bank Borrowings Twenty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	602
Later than three months and not later than one year [member] | Bank Borrowings Twenty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	1,842
Later than three months and not later than one year [member] | Bank Borrowings Twenty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0
Later than three months and not later than one year [member] | Bank Borrowings Twenty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	1,192
Later than three months and not later than one year [member] | Bank Borrowings Twenty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0
Later than three months and not later than one year [member] | Bank Borrowings Twenty Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	217,811
Later than three months and not later than one year [member] | Bonds Issued One [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	23,465	23,934
Later than three months and not later than one year [member] | Bonds Issued Two [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	9,386	9,573
Later than three months and not later than one year [member] | Bonds Issued Three [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	25,444	25,840
Later than three months and not later than one year [member] | Bonds Issued Four [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	7,417	7,317
Later than three months and not later than one year [member] | Bonds Issued Five [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	4,959	4,892
Later than three months and not later than one year [member] | Bonds Issued Six [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	2,605	2,570
Later than three months and not later than one year [member] | Bonds Issued Seven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	6,132	6,050
Later than three months and not later than one year [member] | Bonds Issued Eight [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	2,558	11,250
Later than three months and not later than one year [member] | Bonds Issued Nine [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	6,599	19,375
Later than three months and not later than one year [member] | Bonds Issued Ten [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	6,599	22,000
Later than three months and not later than one year [member] | Bonds Issued Eleven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	511,250	21,250
Later than three months and not later than one year [member] | Bonds Issued Twelve [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	19,375	27,500
Later than three months and not later than one year [member] | Bonds Issued Thirteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	22,000	10,500
Later than three months and not later than one year [member] | Bonds Issued fourteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	21,250	12,875
Later than three months and not later than one year [member] | Bonds Issued fifteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	27,500
Later than three months and not later than one year [member] | Bonds Issued Sixteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	10,500
Later than three months and not later than one year [member] | Bonds Issued Seventeen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	12,875
Later than one year and not later than two years [member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	386,720	303,039
Later than one year and not later than two years [member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	230,179	737,715
Later than one year and not later than two years [member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	61,526	33,459
Later than one year and not later than two years [member] | Property Plant And Equipment One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		571
Trade and other payables, undiscounted cash flows	442
Later than one year and not later than two years [member] | Property Plant And Equipment Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	478	282
Later than one year and not later than two years [member] | Property Plant And Equipment Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	240	240
Later than one year and not later than two years [member] | Property Plant And Equipment Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Trade and other payables, undiscounted cash flows	2,078
Later than one year and not later than two years [member] | Property Plant And Equipment Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	505	268
Later than one year and not later than two years [member] | Property Plant And Equipment Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	38	120
Later than one year and not later than two years [member] | Property Plant And Equipment Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	460
Later than one year and not later than two years [member] | Property Plant And Equipment Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than one year and not later than two years [member] | Property Plant And Equipment Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	498	668
Later than one year and not later than two years [member] | Property Plant And Equipment Ten [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	12	750
Later than one year and not later than two years [member] | Property Plant And Equipment Eleven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than one year and not later than two years [member] | Property Plant And Equipment Twelve [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than one year and not later than two years [member] | Property Plant And Equipment Thirteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Trade and other payables, undiscounted cash flows	24,625
Later than one year and not later than two years [member] | Property Plant And Equipment Fourteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	73	16
Later than one year and not later than two years [member] | Property Plant And Equipment Fifteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	51	9
Later than one year and not later than two years [member] | Property Plant And Equipment Sixteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	2,679	0
Later than one year and not later than two years [member] | Property Plant And Equipment Seventeen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,735	4,885
Later than one year and not later than two years [member] | Property Plant And Equipment Eighteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,732	131
Later than one year and not later than two years [member] | Property Plant And Equipment Nineteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	4,026	24
Later than one year and not later than two years [member] | Property Plant And Equipment Twenty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	10,857	52
Later than one year and not later than two years [member] | Property Plant And Equipment Twenty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	90	14
Later than one year and not later than two years [member] | Property Plant And Equipment Twenty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,199	2
Later than one year and not later than two years [member] | Property Plant And Equipment Twenty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	51	4,058
Later than one year and not later than two years [member] | Property Plant And Equipment Twenty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	437	328
Later than one year and not later than two years [member] | Property Plant And Equipment Twenty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	641	2,381
Later than one year and not later than two years [member] | Property Plant And Equipment Twenty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	6,808	0
Later than one year and not later than two years [member] | Property Plant And Equipment Twenty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	917	1,697
Later than one year and not later than two years [member] | Property Plant And Equipment Twenty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	111	142
Later than one year and not later than two years [member] | Property Plant And Equipment Twenty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	6	0
Later than one year and not later than two years [member] | Property Plant And Equipment Thirty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	4,011
Later than one year and not later than two years [member] | Property Plant And Equipment Thirty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Trade and other payables, undiscounted cash flows	143
Later than one year and not later than two years [member] | Property Plant And Equipment Thirty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	23	1,020
Later than one year and not later than two years [member] | Property Plant And Equipment Thirty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	19	593
Later than one year and not later than two years [member] | Property Plant And Equipment Thirty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	643	0
Later than one year and not later than two years [member] | Property Plant And Equipment Thirty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	126	800
Later than one year and not later than two years [member] | Property Plant And Equipment Thirty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	63	6,808
Later than one year and not later than two years [member] | Property Plant And Equipment Thirty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	157	1,222
Later than one year and not later than two years [member] | Property Plant And Equipment Thirty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	49
Later than one year and not later than two years [member] | Property Plant And Equipment Thirty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	4	0
Later than one year and not later than two years [member] | Property Plant And Equipment Forty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	19	28
Later than one year and not later than two years [member] | Property Plant And Equipment Forty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	19
Later than one year and not later than two years [member] | Property Plant And Equipment Forty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows		72
Later than one year and not later than two years [member] | Property Plant And Equipment Forty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows		1,620
Later than one year and not later than two years [member] | Property Plant And Equipment Forty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows		0
Later than one year and not later than two years [member] | Property Plant And Equipment Forty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows		76
Later than one year and not later than two years [member] | Property Plant And Equipment Forty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows		0
Later than one year and not later than two years [member] | Property Plant And Equipment Forty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than one year and not later than two years [member] | Property Plant And Equipment Forty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows		5
Later than one year and not later than two years [member] | Property Plant And Equipment Forty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows		7
Later than one year and not later than two years [member] | Property Plant And Equipment Fifty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		26
Later than one year and not later than two years [member] | Property Plant And Equipment Fifty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows		0
Later than one year and not later than two years [member] | Property Plant And Equipment Fifty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows		5
Later than one year and not later than two years [member] | Bank Borrowings One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	19,661	66,743
Later than one year and not later than two years [member] | Bank Borrowings Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	227,465	0
Later than one year and not later than two years [member] | Bank Borrowings Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than one year and not later than two years [member] | Bank Borrowings Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	75,881	0
Later than one year and not later than two years [member] | Bank Borrowings Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than one year and not later than two years [member] | Bank Borrowings Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	121	0
Later than one year and not later than two years [member] | Bank Borrowings Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than one year and not later than two years [member] | Bank Borrowings Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than one year and not later than two years [member] | Bank Borrowings Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than one year and not later than two years [member] | Bank Borrowings Ten [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than one year and not later than two years [member] | Bank Borrowings Eleven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than one year and not later than two years [member] | Bank Borrowings Twelve [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	5,586
Later than one year and not later than two years [member] | Bank Borrowings Thirteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	13,463
Later than one year and not later than two years [member] | Bank Borrowings Fourteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	18,670	217,247
Later than one year and not later than two years [member] | Bank Borrowings Fifteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	68
Later than one year and not later than two years [member] | Bank Borrowings Sixteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	9,440
Later than one year and not later than two years [member] | Bank Borrowings Seventeen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	22,786
Later than one year and not later than two years [member] | Bank Borrowings Eighteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	12,628
Later than one year and not later than two years [member] | Bank Borrowings Nineteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0
Later than one year and not later than two years [member] | Bank Borrowings Twenty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0
Later than one year and not later than two years [member] | Bank Borrowings Twenty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0
Later than one year and not later than two years [member] | Bank Borrowings Twenty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0
Later than one year and not later than two years [member] | Bank Borrowings Twenty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0
Later than one year and not later than two years [member] | Bank Borrowings Twenty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0
Later than one year and not later than two years [member] | Bank Borrowings Twenty Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0
Later than one year and not later than two years [member] | Bonds Issued One [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	22,671	23,149
Later than one year and not later than two years [member] | Bonds Issued Two [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	9,068	9,260
Later than one year and not later than two years [member] | Bonds Issued Three [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	24,696	25,102
Later than one year and not later than two years [member] | Bonds Issued Four [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	7,417	7,317
Later than one year and not later than two years [member] | Bonds Issued Five [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	4,959	4,892
Later than one year and not later than two years [member] | Bonds Issued Six [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	2,605	2,570
Later than one year and not later than two years [member] | Bonds Issued Seven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	6,132	6,050
Later than one year and not later than two years [member] | Bonds Issued Eight [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	2,558	522,500
Later than one year and not later than two years [member] | Bonds Issued Nine [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	6,599	19,375
Later than one year and not later than two years [member] | Bonds Issued Ten [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	6,599	22,000
Later than one year and not later than two years [member] | Bonds Issued Eleven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	21,250
Later than one year and not later than two years [member] | Bonds Issued Twelve [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	19,375	27,500
Later than one year and not later than two years [member] | Bonds Issued Thirteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	22,000	21,000
Later than one year and not later than two years [member] | Bonds Issued fourteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	21,250	25,750
Later than one year and not later than two years [member] | Bonds Issued fifteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	27,500
Later than one year and not later than two years [member] | Bonds Issued Sixteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	21,000
Later than one year and not later than two years [member] | Bonds Issued Seventeen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	25,750
Later than two years and not later than three years [member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	495,127	96,052
Later than two years and not later than three years [member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	436,169	213,379
Later than two years and not later than three years [member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	56,484	28,259
Later than two years and not later than three years [member] | Property Plant And Equipment One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		433
Trade and other payables, undiscounted cash flows	274
Later than two years and not later than three years [member] | Property Plant And Equipment Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	418	282
Later than two years and not later than three years [member] | Property Plant And Equipment Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	240	240
Later than two years and not later than three years [member] | Property Plant And Equipment Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Trade and other payables, undiscounted cash flows	2,081
Later than two years and not later than three years [member] | Property Plant And Equipment Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	632	209
Later than two years and not later than three years [member] | Property Plant And Equipment Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	120
Later than two years and not later than three years [member] | Property Plant And Equipment Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	38
Later than two years and not later than three years [member] | Property Plant And Equipment Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than two years and not later than three years [member] | Property Plant And Equipment Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	165	0
Later than two years and not later than three years [member] | Property Plant And Equipment Ten [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than two years and not later than three years [member] | Property Plant And Equipment Eleven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than two years and not later than three years [member] | Property Plant And Equipment Twelve [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than two years and not later than three years [member] | Property Plant And Equipment Thirteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Trade and other payables, undiscounted cash flows	26,022
Later than two years and not later than three years [member] | Property Plant And Equipment Fourteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	12	11
Later than two years and not later than three years [member] | Property Plant And Equipment Fifteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	30	0
Later than two years and not later than three years [member] | Property Plant And Equipment Sixteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	2,679	0
Later than two years and not later than three years [member] | Property Plant And Equipment Seventeen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,735	4,885
Later than two years and not later than three years [member] | Property Plant And Equipment Eighteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,732	0
Later than two years and not later than three years [member] | Property Plant And Equipment Nineteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	4,040	0
Later than two years and not later than three years [member] | Property Plant And Equipment Twenty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	5,611	0
Later than two years and not later than three years [member] | Property Plant And Equipment Twenty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	27	0
Later than two years and not later than three years [member] | Property Plant And Equipment Twenty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,442	0
Later than two years and not later than three years [member] | Property Plant And Equipment Twenty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	55	4,058
Later than two years and not later than three years [member] | Property Plant And Equipment Twenty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	216	164
Later than two years and not later than three years [member] | Property Plant And Equipment Twenty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	641	2,381
Later than two years and not later than three years [member] | Property Plant And Equipment Twenty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	6,327	0
Later than two years and not later than three years [member] | Property Plant And Equipment Twenty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,222	1,697
Later than two years and not later than three years [member] | Property Plant And Equipment Twenty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	152	88
Later than two years and not later than three years [member] | Property Plant And Equipment Twenty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	3	0
Later than two years and not later than three years [member] | Property Plant And Equipment Thirty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	4,026
Later than two years and not later than three years [member] | Property Plant And Equipment Thirty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Trade and other payables, undiscounted cash flows	0
Later than two years and not later than three years [member] | Property Plant And Equipment Thirty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	13	1,131
Later than two years and not later than three years [member] | Property Plant And Equipment Thirty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	244
Later than two years and not later than three years [member] | Property Plant And Equipment Thirty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	359	0
Later than two years and not later than three years [member] | Property Plant And Equipment Thirty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	138	641
Later than two years and not later than three years [member] | Property Plant And Equipment Thirty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	40	6,306
Later than two years and not later than three years [member] | Property Plant And Equipment Thirty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	175	1,222
Later than two years and not later than three years [member] | Property Plant And Equipment Thirty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than two years and not later than three years [member] | Property Plant And Equipment Thirty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than two years and not later than three years [member] | Property Plant And Equipment Forty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	3	6
Later than two years and not later than three years [member] | Property Plant And Equipment Forty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	12
Later than two years and not later than three years [member] | Property Plant And Equipment Forty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows		18
Later than two years and not later than three years [member] | Property Plant And Equipment Forty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows		0
Later than two years and not later than three years [member] | Property Plant And Equipment Forty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows		0
Later than two years and not later than three years [member] | Property Plant And Equipment Forty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows		26
Later than two years and not later than three years [member] | Property Plant And Equipment Forty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows		0
Later than two years and not later than three years [member] | Property Plant And Equipment Forty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than two years and not later than three years [member] | Property Plant And Equipment Forty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows		0
Later than two years and not later than three years [member] | Property Plant And Equipment Forty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows		4
Later than two years and not later than three years [member] | Property Plant And Equipment Fifty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		17
Later than two years and not later than three years [member] | Property Plant And Equipment Fifty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows		0
Later than two years and not later than three years [member] | Property Plant And Equipment Fifty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows		0
Later than two years and not later than three years [member] | Bank Borrowings One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	293,584	66,040
Later than two years and not later than three years [member] | Bank Borrowings Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than two years and not later than three years [member] | Bank Borrowings Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than two years and not later than three years [member] | Bank Borrowings Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	75,118	0
Later than two years and not later than three years [member] | Bank Borrowings Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than two years and not later than three years [member] | Bank Borrowings Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	146	0
Later than two years and not later than three years [member] | Bank Borrowings Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than two years and not later than three years [member] | Bank Borrowings Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than two years and not later than three years [member] | Bank Borrowings Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than two years and not later than three years [member] | Bank Borrowings Ten [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than two years and not later than three years [member] | Bank Borrowings Eleven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than two years and not later than three years [member] | Bank Borrowings Twelve [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	17,983
Later than two years and not later than three years [member] | Bank Borrowings Thirteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	12,029
Later than two years and not later than three years [member] | Bank Borrowings Fourteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	16,880	0
Later than two years and not later than three years [member] | Bank Borrowings Fifteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	550
Later than two years and not later than three years [member] | Bank Borrowings Sixteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	76,976
Later than two years and not later than three years [member] | Bank Borrowings Seventeen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	20,562
Later than two years and not later than three years [member] | Bank Borrowings Eighteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	11,311
Later than two years and not later than three years [member] | Bank Borrowings Nineteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0
Later than two years and not later than three years [member] | Bank Borrowings Twenty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0
Later than two years and not later than three years [member] | Bank Borrowings Twenty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0
Later than two years and not later than three years [member] | Bank Borrowings Twenty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0
Later than two years and not later than three years [member] | Bank Borrowings Twenty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0
Later than two years and not later than three years [member] | Bank Borrowings Twenty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0
Later than two years and not later than three years [member] | Bank Borrowings Twenty Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0
Later than two years and not later than three years [member] | Bonds Issued One [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	21,876	22,365
Later than two years and not later than three years [member] | Bonds Issued Two [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	8,750	8,946
Later than two years and not later than three years [member] | Bonds Issued Three [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	23,947	24,364
Later than two years and not later than three years [member] | Bonds Issued Four [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	7,417	7,317
Later than two years and not later than three years [member] | Bonds Issued Five [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	212,811	4,892
Later than two years and not later than three years [member] | Bonds Issued Six [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	2,605	2,570
Later than two years and not later than three years [member] | Bonds Issued Seven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	6,132	6,050
Later than two years and not later than three years [member] | Bonds Issued Eight [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	2,558	0
Later than two years and not later than three years [member] | Bonds Issued Nine [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	6,599	19,375
Later than two years and not later than three years [member] | Bonds Issued Ten [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	6,599	22,000
Later than two years and not later than three years [member] | Bonds Issued Eleven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	21,250
Later than two years and not later than three years [member] | Bonds Issued Twelve [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	19,375	27,500
Later than two years and not later than three years [member] | Bonds Issued Thirteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	22,000	21,000
Later than two years and not later than three years [member] | Bonds Issued fourteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	21,250	25,750
Later than two years and not later than three years [member] | Bonds Issued fifteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	27,500
Later than two years and not later than three years [member] | Bonds Issued Sixteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	21,000
Later than two years and not later than three years [member] | Bonds Issued Seventeen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	25,750
Later than three years and not later than four years [member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	107,752	92,089
Later than three years and not later than four years [member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	721,497	416,598
Later than three years and not later than four years [member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	49,761	27,450
Later than three years and not later than four years [member] | Property Plant And Equipment One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		268
Trade and other payables, undiscounted cash flows	4
Later than three years and not later than four years [member] | Property Plant And Equipment Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	418	282
Later than three years and not later than four years [member] | Property Plant And Equipment Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	240	240
Later than three years and not later than four years [member] | Property Plant And Equipment Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Trade and other payables, undiscounted cash flows	1,750
Later than three years and not later than four years [member] | Property Plant And Equipment Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	135	640
Later than three years and not later than four years [member] | Property Plant And Equipment Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	354
Later than three years and not later than four years [member] | Property Plant And Equipment Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Property Plant And Equipment Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Property Plant And Equipment Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Property Plant And Equipment Ten [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Property Plant And Equipment Eleven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Property Plant And Equipment Twelve [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Property Plant And Equipment Thirteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Trade and other payables, undiscounted cash flows	25,990
Later than three years and not later than four years [member] | Property Plant And Equipment Fourteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Property Plant And Equipment Fifteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Property Plant And Equipment Sixteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	2,679	0
Later than three years and not later than four years [member] | Property Plant And Equipment Seventeen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,735	4,506
Later than three years and not later than four years [member] | Property Plant And Equipment Eighteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,732	0
Later than three years and not later than four years [member] | Property Plant And Equipment Nineteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	4,055	0
Later than three years and not later than four years [member] | Property Plant And Equipment Twenty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	2,423	0
Later than three years and not later than four years [member] | Property Plant And Equipment Twenty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Property Plant And Equipment Twenty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	206	0
Later than three years and not later than four years [member] | Property Plant And Equipment Twenty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	40	4,058
Later than three years and not later than four years [member] | Property Plant And Equipment Twenty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	62	0
Later than three years and not later than four years [member] | Property Plant And Equipment Twenty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	641	2,381
Later than three years and not later than four years [member] | Property Plant And Equipment Twenty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	5,834	0
Later than three years and not later than four years [member] | Property Plant And Equipment Twenty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,222	1,697
Later than three years and not later than four years [member] | Property Plant And Equipment Twenty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	158	27
Later than three years and not later than four years [member] | Property Plant And Equipment Twenty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Property Plant And Equipment Thirty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	4,040
Later than three years and not later than four years [member] | Property Plant And Equipment Thirty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Trade and other payables, undiscounted cash flows	0
Later than three years and not later than four years [member] | Property Plant And Equipment Thirty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	8	1,162
Later than three years and not later than four years [member] | Property Plant And Equipment Thirty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	52
Later than three years and not later than four years [member] | Property Plant And Equipment Thirty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	196	0
Later than three years and not later than four years [member] | Property Plant And Equipment Thirty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	155	641
Later than three years and not later than four years [member] | Property Plant And Equipment Thirty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	5,861
Later than three years and not later than four years [member] | Property Plant And Equipment Thirty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	78	1,222
Later than three years and not later than four years [member] | Property Plant And Equipment Thirty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Property Plant And Equipment Thirty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Property Plant And Equipment Forty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	3
Later than three years and not later than four years [member] | Property Plant And Equipment Forty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	2
Later than three years and not later than four years [member] | Property Plant And Equipment Forty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows		0
Later than three years and not later than four years [member] | Property Plant And Equipment Forty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows		0
Later than three years and not later than four years [member] | Property Plant And Equipment Forty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows		0
Later than three years and not later than four years [member] | Property Plant And Equipment Forty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows		11
Later than three years and not later than four years [member] | Property Plant And Equipment Forty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows		0
Later than three years and not later than four years [member] | Property Plant And Equipment Forty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than three years and not later than four years [member] | Property Plant And Equipment Forty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows		0
Later than three years and not later than four years [member] | Property Plant And Equipment Forty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows		0
Later than three years and not later than four years [member] | Property Plant And Equipment Fifty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		3
Later than three years and not later than four years [member] | Property Plant And Equipment Fifty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows		0
Later than three years and not later than four years [member] | Property Plant And Equipment Fifty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows		0
Later than three years and not later than four years [member] | Bank Borrowings One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	65,380
Later than three years and not later than four years [member] | Bank Borrowings Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bank Borrowings Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bank Borrowings Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	74,346	0
Later than three years and not later than four years [member] | Bank Borrowings Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bank Borrowings Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bank Borrowings Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bank Borrowings Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bank Borrowings Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bank Borrowings Ten [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bank Borrowings Eleven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than three years and not later than four years [member] | Bank Borrowings Twelve [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	16,081
Later than three years and not later than four years [member] | Bank Borrowings Thirteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	10,628
Later than three years and not later than four years [member] | Bank Borrowings Fourteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	15,104	0
Later than three years and not later than four years [member] | Bank Borrowings Fifteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0
Later than three years and not later than four years [member] | Bank Borrowings Sixteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0
Later than three years and not later than four years [member] | Bank Borrowings Seventeen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	18,302
Later than three years and not later than four years [member] | Bank Borrowings Eighteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0
Later than three years and not later than four years [member] | Bank Borrowings Nineteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0
Later than three years and not later than four years [member] | Bank Borrowings Twenty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0
Later than three years and not later than four years [member] | Bank Borrowings Twenty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0
Later than three years and not later than four years [member] | Bank Borrowings Twenty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0
Later than three years and not later than four years [member] | Bank Borrowings Twenty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0
Later than three years and not later than four years [member] | Bank Borrowings Twenty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0
Later than three years and not later than four years [member] | Bank Borrowings Twenty Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0
Later than three years and not later than four years [member] | Bonds Issued One [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	21,081	21,581
Later than three years and not later than four years [member] | Bonds Issued Two [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	8,432	8,633
Later than three years and not later than four years [member] | Bonds Issued Three [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	23,199	23,625
Later than three years and not later than four years [member] | Bonds Issued Four [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	7,417	7,317
Later than three years and not later than four years [member] | Bonds Issued Five [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	209,947
Later than three years and not later than four years [member] | Bonds Issued Six [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	2,605	2,570
Later than three years and not later than four years [member] | Bonds Issued Seven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	6,132	6,050
Later than three years and not later than four years [member] | Bonds Issued Eight [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	2,558	0
Later than three years and not later than four years [member] | Bonds Issued Nine [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	6,599	19,375
Later than three years and not later than four years [member] | Bonds Issued Ten [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	6,599	22,000
Later than three years and not later than four years [member] | Bonds Issued Eleven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	21,250
Later than three years and not later than four years [member] | Bonds Issued Twelve [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	519,375	27,500
Later than three years and not later than four years [member] | Bonds Issued Thirteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	22,000	21,000
Later than three years and not later than four years [member] | Bonds Issued fourteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	21,250	25,750
Later than three years and not later than four years [member] | Bonds Issued fifteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	27,500
Later than three years and not later than four years [member] | Bonds Issued Sixteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	21,000
Later than three years and not later than four years [member] | Bonds Issued Seventeen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	25,750
Later than four years and not later than five years [member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	73,577	78,905
Later than four years and not later than five years [member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	324,974	695,128
Later than four years and not later than five years [member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		24,092
Trade and other payables, undiscounted cash flows	49,343
Later than four years and not later than five years [member] | Property Plant And Equipment One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		4
Trade and other payables, undiscounted cash flows	0
Later than four years and not later than five years [member] | Property Plant And Equipment Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	418	282
Later than four years and not later than five years [member] | Property Plant And Equipment Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	240	240
Later than four years and not later than five years [member] | Property Plant And Equipment Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Trade and other payables, undiscounted cash flows	1,750
Later than four years and not later than five years [member] | Property Plant And Equipment Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Property Plant And Equipment Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Property Plant And Equipment Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Property Plant And Equipment Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Property Plant And Equipment Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Property Plant And Equipment Ten [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Property Plant And Equipment Eleven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Property Plant And Equipment Twelve [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Property Plant And Equipment Thirteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Trade and other payables, undiscounted cash flows	27,219
Later than four years and not later than five years [member] | Property Plant And Equipment Fourteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Property Plant And Equipment Fifteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Property Plant And Equipment Sixteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	2,679	0
Later than four years and not later than five years [member] | Property Plant And Equipment Seventeen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,736	3,636
Later than four years and not later than five years [member] | Property Plant And Equipment Eighteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,732	0
Later than four years and not later than five years [member] | Property Plant And Equipment Nineteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	4,070	0
Later than four years and not later than five years [member] | Property Plant And Equipment Twenty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	2,423	0
Later than four years and not later than five years [member] | Property Plant And Equipment Twenty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Property Plant And Equipment Twenty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	226	0
Later than four years and not later than five years [member] | Property Plant And Equipment Twenty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	4,058
Later than four years and not later than five years [member] | Property Plant And Equipment Twenty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1	0
Later than four years and not later than five years [member] | Property Plant And Equipment Twenty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	641	2,381
Later than four years and not later than five years [member] | Property Plant And Equipment Twenty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	5,548	0
Later than four years and not later than five years [member] | Property Plant And Equipment Twenty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	306	1,697
Later than four years and not later than five years [member] | Property Plant And Equipment Twenty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	163	0
Later than four years and not later than five years [member] | Property Plant And Equipment Twenty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Property Plant And Equipment Thirty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	4,055
Later than four years and not later than five years [member] | Property Plant And Equipment Thirty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Trade and other payables, undiscounted cash flows	0
Later than four years and not later than five years [member] | Property Plant And Equipment Thirty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	499
Later than four years and not later than five years [member] | Property Plant And Equipment Thirty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	4
Later than four years and not later than five years [member] | Property Plant And Equipment Thirty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	17	0
Later than four years and not later than five years [member] | Property Plant And Equipment Thirty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	174	641
Later than four years and not later than five years [member] | Property Plant And Equipment Thirty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	5,373
Later than four years and not later than five years [member] | Property Plant And Equipment Thirty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	1,222
Later than four years and not later than five years [member] | Property Plant And Equipment Thirty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Property Plant And Equipment Thirty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Property Plant And Equipment Forty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Property Plant And Equipment Forty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Property Plant And Equipment Forty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows		0
Later than four years and not later than five years [member] | Property Plant And Equipment Forty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows		0
Later than four years and not later than five years [member] | Property Plant And Equipment Forty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows		0
Later than four years and not later than five years [member] | Property Plant And Equipment Forty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows		0
Later than four years and not later than five years [member] | Property Plant And Equipment Forty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows		0
Later than four years and not later than five years [member] | Property Plant And Equipment Forty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than four years and not later than five years [member] | Property Plant And Equipment Forty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows		0
Later than four years and not later than five years [member] | Property Plant And Equipment Forty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows		0
Later than four years and not later than five years [member] | Property Plant And Equipment Fifty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Later than four years and not later than five years [member] | Property Plant And Equipment Fifty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows		0
Later than four years and not later than five years [member] | Property Plant And Equipment Fifty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows		0
Later than four years and not later than five years [member] | Bank Borrowings One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	64,711
Later than four years and not later than five years [member] | Bank Borrowings Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	73,577	0
Later than four years and not later than five years [member] | Bank Borrowings Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Ten [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Eleven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Twelve [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	14,194
Later than four years and not later than five years [member] | Bank Borrowings Thirteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Fourteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bank Borrowings Fifteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0
Later than four years and not later than five years [member] | Bank Borrowings Sixteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0
Later than four years and not later than five years [member] | Bank Borrowings Seventeen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0
Later than four years and not later than five years [member] | Bank Borrowings Eighteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0
Later than four years and not later than five years [member] | Bank Borrowings Nineteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0
Later than four years and not later than five years [member] | Bank Borrowings Twenty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0
Later than four years and not later than five years [member] | Bank Borrowings Twenty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0
Later than four years and not later than five years [member] | Bank Borrowings Twenty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0
Later than four years and not later than five years [member] | Bank Borrowings Twenty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0
Later than four years and not later than five years [member] | Bank Borrowings Twenty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0
Later than four years and not later than five years [member] | Bank Borrowings Twenty Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0
Later than four years and not later than five years [member] | Bonds Issued One [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	20,286	20,797
Later than four years and not later than five years [member] | Bonds Issued Two [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	8,115	8,319
Later than four years and not later than five years [member] | Bonds Issued Three [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	22,451	22,887
Later than four years and not later than five years [member] | Bonds Issued Four [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	7,417	7,317
Later than four years and not later than five years [member] | Bonds Issued Five [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Later than four years and not later than five years [member] | Bonds Issued Six [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	127,317	2,570
Later than four years and not later than five years [member] | Bonds Issued Seven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	6,132	6,050
Later than four years and not later than five years [member] | Bonds Issued Eight [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	2,558	0
Later than four years and not later than five years [member] | Bonds Issued Nine [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	6,599	509,688
Later than four years and not later than five years [member] | Bonds Issued Ten [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	6,599	22,000
Later than four years and not later than five years [member] | Bonds Issued Eleven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	21,250
Later than four years and not later than five years [member] | Bonds Issued Twelve [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	27,500
Later than four years and not later than five years [member] | Bonds Issued Thirteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	22,000	21,000
Later than four years and not later than five years [member] | Bonds Issued fourteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	21,250	25,750
Later than four years and not later than five years [member] | Bonds Issued fifteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	27,500
Later than four years and not later than five years [member] | Bonds Issued Sixteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	21,000
Later than four years and not later than five years [member] | Bonds Issued Seventeen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	25,750
Later than five years [member]
Disclosure Of Financials Instruments [Line items]
Non-current portion of non-current borrowings	68,982	129,657
Trade and other non-current payables	38,214	21,102
Later than five years [member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	72,803	127,424
Later than five years [member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	5,382,747	4,961,186
Later than five years [member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		181,887
Trade and other payables, undiscounted cash flows	576,349
Later than five years [member] | Property Plant And Equipment One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows		0
Trade and other payables, undiscounted cash flows	0
Later than five years [member] | Property Plant And Equipment Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	6,767	4,654
Later than five years [member] | Property Plant And Equipment Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	240
Later than five years [member] | Property Plant And Equipment Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,021	0
Later than five years [member] | Property Plant And Equipment Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than five years [member] | Property Plant And Equipment Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than five years [member] | Property Plant And Equipment Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than five years [member] | Property Plant And Equipment Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than five years [member] | Property Plant And Equipment Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than five years [member] | Property Plant And Equipment Ten [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than five years [member] | Property Plant And Equipment Eleven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than five years [member] | Property Plant And Equipment Twelve [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than five years [member] | Property Plant And Equipment Thirteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	442,609	0
Later than five years [member] | Property Plant And Equipment Fourteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than five years [member] | Property Plant And Equipment Fifteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than five years [member] | Property Plant And Equipment Sixteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	24,114	0
Later than five years [member] | Property Plant And Equipment Seventeen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than five years [member] | Property Plant And Equipment Eighteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	509	0
Later than five years [member] | Property Plant And Equipment Nineteen [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	56,456	0
Later than five years [member] | Property Plant And Equipment Twenty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	1,818	0
Later than five years [member] | Property Plant And Equipment Twenty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than five years [member] | Property Plant And Equipment Twenty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	270	0
Later than five years [member] | Property Plant And Equipment Twenty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	45,148
Later than five years [member] | Property Plant And Equipment Twenty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than five years [member] | Property Plant And Equipment Twenty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	6,693	23,808
Later than five years [member] | Property Plant And Equipment Twenty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	35,413	0
Later than five years [member] | Property Plant And Equipment Twenty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	1,698
Later than five years [member] | Property Plant And Equipment Twenty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	648	0
Later than five years [member] | Property Plant And Equipment Twenty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than five years [member] | Property Plant And Equipment Thirty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	60,526
Later than five years [member] | Property Plant And Equipment Thirty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than five years [member] | Property Plant And Equipment Thirty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	429
Later than five years [member] | Property Plant And Equipment Thirty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than five years [member] | Property Plant And Equipment Thirty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than five years [member] | Property Plant And Equipment Thirty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	31	7,332
Later than five years [member] | Property Plant And Equipment Thirty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	38,052
Later than five years [member] | Property Plant And Equipment Thirty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than five years [member] | Property Plant And Equipment Thirty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than five years [member] | Property Plant And Equipment Thirty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than five years [member] | Property Plant And Equipment Forty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than five years [member] | Property Plant And Equipment Forty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows	0	0
Later than five years [member] | Property Plant And Equipment Forty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows		0
Later than five years [member] | Property Plant And Equipment Forty Three [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows		0
Later than five years [member] | Property Plant And Equipment Forty Four [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows		0
Later than five years [member] | Property Plant And Equipment Forty Five [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows		0
Later than five years [member] | Property Plant And Equipment Forty Six [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows		0
Later than five years [member] | Property Plant And Equipment Forty Seven [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows		0
Later than five years [member] | Property Plant And Equipment Forty Eight [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows		0
Later than five years [member] | Property Plant And Equipment Forty Nine [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows		0
Later than five years [member] | Property Plant And Equipment Fifty [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows		0
Later than five years [member] | Property Plant And Equipment Fifty One [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows		0
Later than five years [member] | Property Plant And Equipment Fifty Two [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Financials Instruments [Line items]
Trade and other payables, undiscounted cash flows		0
Later than five years [member] | Bank Borrowings One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	127,424
Later than five years [member] | Bank Borrowings Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	72,803	0
Later than five years [member] | Bank Borrowings Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Six [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Seven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Eight [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Nine [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Ten [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Eleven [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Twelve [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Thirteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Fourteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0	0
Later than five years [member] | Bank Borrowings Fifteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0
Later than five years [member] | Bank Borrowings Sixteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0
Later than five years [member] | Bank Borrowings Seventeen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0
Later than five years [member] | Bank Borrowings Eighteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0
Later than five years [member] | Bank Borrowings Nineteen [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0
Later than five years [member] | Bank Borrowings Twenty [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0
Later than five years [member] | Bank Borrowings Twenty One [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0
Later than five years [member] | Bank Borrowings Twenty Two [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0
Later than five years [member] | Bank Borrowings Twenty Three [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0
Later than five years [member] | Bank Borrowings Twenty Four [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0
Later than five years [member] | Bank Borrowings Twenty Five [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Bank borrowings, undiscounted cash flows	0
Later than five years [member] | Bonds Issued One [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	19,492	39,243
Later than five years [member] | Bonds Issued Two [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	7,797	15,697
Later than five years [member] | Bonds Issued Three [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	82,318	103,359
Later than five years [member] | Bonds Issued Four [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	256,060	259,931
Later than five years [member] | Bonds Issued Five [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	0
Later than five years [member] | Bonds Issued Six [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	125,603
Later than five years [member] | Bonds Issued Seven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	320,618	322,353
Later than five years [member] | Bonds Issued Eight [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	92,093	0
Later than five years [member] | Bonds Issued Nine [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	303,536	0
Later than five years [member] | Bonds Issued Ten [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	323,333	840,000
Later than five years [member] | Bonds Issued Eleven [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	531,875
Later than five years [member] | Bonds Issued Twelve [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	0	1,091,250
Later than five years [member] | Bonds Issued Thirteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	818,000	552,500
Later than five years [member] | Bonds Issued fourteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	510,625	$ 1,079,375
Later than five years [member] | Bonds Issued fifteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	1,063,750
Later than five years [member] | Bonds Issued Sixteen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	531,500
Later than five years [member] | Bonds Issued Seventeen [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Bonds issued, undiscounted cash flows	$ 1,053,625